Hod Maden and Other Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of associates [line items]
Summary of Investments Accounted For Using Equity Method

In $000s	As at December 31, 2020	As at December 31, 2019
Hod Maden interest	$96,666	$116,585
Entrée Resources Ltd.	16,240	—

	$112,906	$116,585

Hod Maden
Disclosure of associates [line items]
Summary of Changes in Carrying Amount of Associate
The following table summarizes the changes in the carrying amount of the Company’s Hod Maden interest:

In $000s	Year Ended December 31, 2020	Year Ended December 31, 2019
Beginning of Year	$116,585	$127,224
Company’s share of net loss of associate	(360)	(414)
Capital investment	3,579	3,000
Currency translation adjustments	(23,138)	(13,225)

End of Year	$96,666	$116,585

Summarized Financial Information of Associate
Summarized financial information for the Company’s investment in this
associate, on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies is as follows:

In $000s	Year Ended December 31, 2020	Year Ended December 31, 2019
Administration expenses	$(1,387)	$(1,183)
Other (expense) income	187	(197)

Total net loss	$(1,200)	$(1,380)

Company’s share of net loss of associate	$(360)	$(414)

In $000s	As at December 31, 2020	As at December 31, 2019
Current Assets	$765	$1,747
Non-current Assets	318,710	387,620

Total Assets	$319,475	$389,367

Current Liabilities	$518	$751
Non-current Liabilities	—	—

Total Liabilities	$518	$751

Net Assets	318,957	388,616

Company’s share of net assets of associate	$95,687	$116,585

Adjustments for differences in accounting policies and other	979	—

Carrying amount of investment in associate	96,666	116,585

Entree Resources Ltd
Disclosure of associates [line items]
Summary of Changes in Carrying Amount of Associate
The following table summarizes the changes in the carrying amount of the Company’s Entrée interest:

In $000s	Year Ended December 31, 2020 1	Year Ended December 31, 2019
Beginning of Year	$—	$—
Acquisition of i nvestment in a ssociate	16,339	—
Company’s share of net loss of associate	(99)	—

End of Year	$16,240	$—

1	Information is for the reconstructed period November 20, 2020 to December 31, 2020.

Summarized Financial Information of Associate
Summarized financial information for the Company’s investment in this
associate, on a
100
% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies is as follows:

In $000s	As at December 31, 2020	As at December 31, 2019
Current Assets	$7,651	$—
Non-current Assets	152,133	—
Total Assets	$159,784	$—

Current Liabilities	$184	$—
Non-current Liabilities	84,831	—

Total Liabilities	$85,015	$—

Net Assets	74,769	—

Company’s share of net assets of associate	$16,240	$—